Warrants (Tables)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
CAD Exercise Price [Member]
IfrsStatementLineItems [Line Items]
Schedule of measured warrants

The following table reflects the continuity of the Company’s liability measured warrants for the years ended August 31, 2022, and 2021:

Amount
$
Balance at August 31, 2020	14,135,321
Issued on conversion of convertible debt	1,103,661
Exercised	(2,134,116)
Change in fair value	(9,037,108)
Foreign exchange	800,945
Balance, August 31, 2021	4,868,703

Amount
$
Balance at August 31, 2021	4,868,703
Change in fair value	(4,748,893)
Foreign exchange	(69,916)
Balance, August 31, 2022	49,894

The following table reflects the continuity of the Company’s liability measured warrants for the years ended August 31, 2021, and 2020:

Amount
$

Balance at August 31, 2020	14,135,321
Issued on conversion of convertible debt	1,103,661
Exercised	(2,134,116)
Change in fair value	(9,037,108)
Foreign exchange	800,945
Balance, August 31, 2021	4,868,703

Amount
$

Balance at August 31, 2019	296,795
Issued in acquisition of Frankly	2,157,000
Issued on conversion of convertible debt	5,037,535
Issued in private placement of units	991,709
Exercised	(1,345,573)
Change in fair value	6,189,921
Foreign exchange	807,934
Balance, August 31, 2020	14,135,321

Schedule of outstanding warrants

The following table reflects the continuity of the Company’s outstanding liability measured warrants for the years ended August 31, 2022, and 2021:

		Weighted-average
	Number of	exercise price
	warrants	CAD
	#	$
Outstanding, August 31, 2020	2,405,369	9.60
Issued on conversion of convertible debt	175,331	7.50
Exercised	(901,060)	9.27
Expired	(226,797)	13.43
Outstanding as of August 31, 2021	1,452,843	8.96

		Weighted-average
	Number of	exercise price
	warrants	CAD
	#	$
Outstanding, August 31, 2021	1,452,843	8.96
Expired	(123,159)	9.24
Outstanding as of August 31, 2022	1,329,684	8.93

The following table reflects the continuity of the Company’s outstanding liability measured warrants for the years ended August 31, 2021, and 2020:

		Weighted-average
	Number of	exercise price
	warrants	CAD
	#	$

Outstanding, August 31, 2020	2,405,369	9.60
Issued on conversion of convertible debt	175,331	7.50
Exercised	(901,060)	9.27
Expired	(226,797)	13.43
Outstanding as at August 31, 2021	1,452,843	8.96

	Number of	Weighted-average
		exercise price
	warrants	CAD
	#	$

Outstanding, August 31, 2019	29,318	448.50
Issued	1,990,890	8.45
Issued on acquisition of UMG	9,943	174.18
Issued in acquisition of Frankly	1,055,036	9.69
Exercised	(654,543)	7.50
Expired	(25,275)	551.26
Outstanding as at August 31, 2020	2,405,369	9.60

Schedule of warrants issued and outstanding

The following table reflects the liability measured warrants issued and outstanding as of August 31, 2022:

		Warrants outstanding
Expiry date	Number outstanding	Average exercise price CAD	Average remaining contractual life (years)
December 20, 2022	29,066	27.00	0.30
March 20, 2023	27,777	13.50	0.55
March 30, 2023	46,909	13.50	0.58
March 31, 2023	17,222	13.50	0.58
May 27, 2023	130,304	13.50	0.74
July 8, 2024	445,982	7.50	1.85
July 25, 2024	401,624	7.50	1.90
August 8, 2024	230,800	7.50	1.94
	1,329,684	$8.93	1.65

The following table reflects the liability measured warrants issued and outstanding as of August 31, 2021:

		Warrants outstanding
Expiry date	Number outstanding	Average exercise price CAD	Average remaining contractual life (years)
March 13, 2022	123,159	10.50	0.53
December 20, 2022	29,066	27.00	1.30
March 20, 2023	27,777	13.50	1.55
March 30, 2023	46,909	13.50	1.58
March 31, 2023	17,222	13.50	1.58
May 27, 2023	130,304	13.50	1.74
July 8, 2024	445,982	7.50	2.85
July 25, 2024	401,624	7.50	2.90
August 8, 2024	230,800	7.50	2.94
	1,452,843	$8.96	2.47

USD Exercise Price [member]
IfrsStatementLineItems [Line Items]
Schedule of measured warrants

The following table reflects the continuity of the Company’s equity measured warrants for the years ended August 31, 2022, and 2021.

Amount
$
Balance at August 31, 2020	-
Issued on conversion of convertible debt	4,256,114
Issued in private placement of convertible debt	618,916
Issued in private placement of units	7,373,806
Issued in private placement of units - transaction costs	(582,333)
Balance, August 31, 2021	11,666,503

Amount
$
Balance at August 31, 2021	11,666,503
Balance, August 31, 2022	11,666,503

The following table reflects the continuity of the Company’s equity measured warrants for the year ended August 31, 2021. There were no equity measured warrants outstanding as of August 31, 2020:

Amount
$

Balance at August 31, 2020	-
Issued on conversion of convertible debt	4,256,114
Issued in private placement of convertible debt	618,916
Issued in private placement of units	7,373,806
Issued in private placement of units - transaction costs	(582,333)
Balance, August 31, 2021	11,666,503

Schedule of outstanding warrants

The following table reflects the continuity of the Company’s outstanding equity measured warrants for the years ended August 31, 2022, and 2021:

		Weighted-average
	Number of	exercise price
	warrants	USD
	#	$
Outstanding, August 31, 2020	-	-
Issued on conversion of convertible debt	1,134,305	15.00
Issued in private placement of convertible debt	224,719	15.00
Issued in private placement of units	2,377,272	15.00
Outstanding as of August 31, 2021	3,736,296	15.00

		Weighted-average
	Number of	exercise price
	warrants	USD
	#	$
Outstanding, August 31, 2021	3,736,296	15.00
Outstanding as of August 31, 2022	3,736,296	15.00

The following table reflects the continuity of the Company’s outstanding equity measured warrants for the year ended August 31, 2021:

		Weighted-average
	Number of	exercise price
	warrants	USD
	#	$

Outstanding, August 31, 2020	-	-
Issued on conversion of convertible debt	1,134,305	15.0
Issued in private placement of convertible debt	224,719	15.00
Issued in private placement of units	2,377,272	15.00
Outstanding as at August 31, 2021	3,736,296	15.00

Schedule of warrants issued and outstanding

The following table reflects the equity measured warrants issued and outstanding as of August 31, 2022:

		Warrants outstanding
Expiry date	Number outstanding	Average exercise price USD	Average remaining contractual life (years)
November 20, 2022	224,719	15.00	0.22
January 8, 2024	1,868,787	15.00	1.36
January 22, 2024	522,898	15.00	1.39
February 24, 2024	1,058,227	15.00	1.48
August 19, 2024	49,999	15.00	1.97
September 15, 2024	11,666	15.00	2.04
	3,736,296	$15.00	1.34

The following table reflects the equity measured warrants issued and outstanding as of August 31, 2021:

		Warrants outstanding
Expiry date	Number outstanding	Average exercise price USD	Average remaining contractual life (years)
November 20, 2022	224,719	15.00	1.22
January 8, 2024	1,868,787	15.00	2.36
January 22, 2024	522,898	15.00	2.39
February 24, 2024	1,058,227	15.00	2.48
August 19, 2024	49,999	15.00	2.97
September 15, 2024	11,666	15.00	3.04
	3,736,296	$15.00	2.34